CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands			6 Months Ended	11 Months Ended	12 Months Ended
		Nov. 14, 2024	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Repayments of short-term and long-term debt	[1],[2]		$ 498,832	$ 96,724	$ 257,384	$ 203,130
Cash paid during the year/ period for:
Interest	[1]		24,665	22,240	96,963	85,083
Tax	[1]		357	59	812	512
Cash, cash equivalents and restricted cash
Cash and cash equivalents	[1]		28,919	129,135	165,274	133,496
Restricted cash and short-term deposits (current portion)	[1]		21,973	3,435	0	3,350
Restricted cash (non-current portion)	[1]		0	507	446	492
Cash, cash equivalents and restricted cash at end of year/ period	[1]		$ 50,892	$ 133,077	$ 165,720	$ 137,338
Kool Ice and Kool Kevin
Repayments of short-term and long-term debt		$ 148,400

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Repayments of short-term and long-term debt includes $148.4 million paid by the Company to exercise its options to repurchase Kool Ice and Kool Kelvin, under their respective sale and leaseback agreements. Refer to Note 5.